UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Bedrijfstakpensioenfonds voor de Media PNO
Address:         Postbus 1340
                 1200 BH Hilversum
                 The Netherlands

13F File Number: 028-10623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daan Heijting

Title:           director
Phone:           0031356259214

Signature,       Place,              and Date of Signing:
Daan Heijting    Hilversum          October 12, 2006




Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  22
Form 13F Information Table Value Total:  $167,025

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADOBE SYSTEMS                  COM              00724F101     5994   160000 SH       SOLE                   160000        0        0
APPLE COMPUTER                 COM              037833100     6158    80000 SH       SOLE                    80000        0        0
BANK OF AMERICA CORP           COM              060505104     9375   175000 SH       SOLE                   175000        0        0
CHEVRON TEXACO                 COM              166764100     7459   115000 SH       SOLE                   115000        0        0
CISCO SYSTEMS                  COM              17275R102     5745   250000 SH       SOLE                   250000        0        0
CITIGROUP INC.                 COM              172967101     9934   200000 SH       SOLE                   200000        0        0
DISNEY WALT                    COM              254687106     2720    88000 SH       SOLE                    88000        0        0
DOW CHEMICAL                   COM              260543103     3118    80000 SH       SOLE                    80000        0        0
EXXON MOBIL CORP.              COM              30231G102    18117   270000 SH       SOLE                   270000        0        0
GENERAL ELECTRIC               COM              369604103    19415   550000 SH       SOLE                   550000        0        0
GOLDMAN SACHS                  COM              38141G104     3383    20000 SH       SOLE                    20000        0        0
GOOGLE                         COM              38259P508     2813     7000 SH       SOLE                     7000        0        0
HEWLETT PACKARD COMPANY        COM              428236103     5870   160000 SH       SOLE                   160000        0        0
JOHNSON & JOHNSON              COM              478160104    11040   170000 SH       SOLE                   170000        0        0
MICROSOFT                      COM              594918104     9573   350000 SH       SOLE                   350000        0        0
MORGAN STANLEY                 COM              617446448     8749   120000 SH       SOLE                   120000        0        0
PEPSICO                        COM              713448108     6200    95000 SH       SOLE                    95000        0        0
PROCTER & GAMBLE               COM              742718109     8677   140000 SH       SOLE                   140000        0        0
SCHLUMBERGER                   COM              806857108     7444   120000 SH       SOLE                   120000        0        0
TIME WARNER NEW                COM              00184A105     5469   300000 SH       SOLE                   300000        0        0
VERIZON COMMUNICATIONS INC.    COM              92343V104     4716   127000 SH       SOLE                   127000        0        0
YAHOO                          COM              984332106     5056   200000 SH       SOLE                   200000        0        0